SHAREHOLDERS' EQUITY	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Shareholders' Equity [Line Items]
SHAREHOLDERS' EQUITY	SHAREHOLDER EQUITY
Description of Common Stock and Class B Convertible Common Stock
Except as described herein, shares of SpinCo Common Stock and SpinCo Class B common stock are identical.
Each holder of shares of SpinCo Common Stock and SpinCo Class B common stock vote together as a single class with respect to matters that may be submitted to a vote or for the consent of SpinCo shareholders generally, including the election of directors. In connection with any such vote, each holder of SpinCo common stock is entitled to one vote for each share of SpinCo Common Stock held and each holder of SpinCo Class B common stock is entitled to ten votes for each share of SpinCo Class B common stock held. In addition, Delaware law requires that certain matters be approved by the holders of shares of SpinCo Common Stock or holders of SpinCo Class B common stock voting as a separate class.
Shares of SpinCo Class B common stock are convertible into shares of SpinCo Common Stock at the option of the holder thereof, at any time, on a share-for-share basis. Such conversion ratio will in all events be equitably preserved in the event of any recapitalization of SpinCo by means of a stock dividend on, or a stock split or combination of, outstanding shares of SpinCo Common Stock or SpinCo Class B common stock, or in the event of any merger, consolidation or other reorganization of SpinCo with another corporation. Upon the conversion of shares of SpinCo Class B common stock into shares of SpinCo Common Stock, those shares of SpinCo Class B common stock will be retired and will not be subject to reissue. Shares of SpinCo Common Stock are not convertible into shares of SpinCo Class B common stock.
The holders of shares of SpinCo Common Stock and the holders of shares of SpinCo Class B common stock are entitled to receive such dividends as may be declared by SpinCo Board of Directors out of funds legally available therefor. In the event of a liquidation, dissolution, distribution of assets or winding-up of SpinCo, the holders of shares of SpinCo Common Stock and the holders of shares of SpinCo Class B common stock are entitled to receive, share for share, all the assets of SpinCo available for distribution to its stockholders, after the rights of the holders of any SpinCo preferred stock have been satisfied.

NOTE 3—SHAREHOLDER EQUITY

Description of Common Stock and Class B Convertible Common Stock

Except as described herein, shares of Vimeo Holdings common stock and Vimeo Holdings Class B common stock are identical.

Each holder of shares of Vimeo Holdings common stock and Vimeo Holdings Class B common stock vote together as a single class with respect to matters that may be submitted to a vote or for the consent of Vimeo Holdings shareholders generally, including the election of directors. In connection with any such vote, each holder of Vimeo Holdings common stock is entitled to one vote for each share of Vimeo Holdings common stock held and each holder of Vimeo Holdings Class B common stock is entitled to ten votes for each share of Vimeo Holdings Class B common stock held. In addition, Delaware law requires that certain matters be approved by the holders of shares of Vimeo Holdings common stock or holders of Vimeo Holdings Class B common stock voting as a separate class.

Shares of Vimeo Holdings Class B common stock are convertible into shares of Vimeo Holdings common stock at the option of the holder thereof, at any time, on a share-for-share basis. Such conversion ratio will in all events be equitably preserved in the event of any recapitalization of Vimeo Holdings by means of a stock dividend on, or a stock split or combination of, outstanding shares of Vimeo Holdings common stock or Vimeo Holdings Class B common stock, or in the event of any merger, consolidation or other reorganization of Vimeo Holdings with another corporation. Upon the conversion of shares of Vimeo Holdings Class B common stock into shares of Vimeo Holdings common stock, those shares of Vimeo Holdings Class B common stock will be retired and will not be subject to reissue. Shares of Vimeo Holdings common stock are not convertible into shares of Vimeo Holdings Class B common stock.

The holders of shares of Vimeo Holdings common stock and the holders of shares of Vimeo Holdings Class B common stock are entitled to receive such dividends as may be declared by Vimeo Holdings Board of Directors out of funds legally available therefor. In the event of a liquidation, dissolution, distribution of assets or winding-up of Vimeo Holdings, the holders of shares of Vimeo Holdings common stock and the holders of shares of Vimeo Holdings Class B common stock are entitled to receive, share for share, all the assets of Vimeo Holdings available for distribution to its stockholders, after the rights of the holders of any Vimeo Holdings preferred stock have been satisfied.

Vimeo Inc.
Shareholders' Equity [Line Items]
SHAREHOLDERS' EQUITY	SHAREHOLDERS' EQUITY
Description of Class A Voting Common Stock and Class B Non-Voting Common Stock
Except as described herein, shares of Vimeo Class A Voting common stock and Class B Non-Voting common stock are identical.
The holders of shares of Vimeo Class A Voting common stock have the exclusive right to vote for the election of directors and for all other purposes, except as provided by law. Shares of Vimeo Class A Voting common stock have one vote per share and vote together as a single class. Holders of shares of Vimeo Class B Non-Voting common stock are not entitled to vote such shares in any proceeding or upon any matter or question at any meeting of the stockholders unless such right to vote is required by law.
The holders of shares of Vimeo Class A Voting common stock and the holders of shares of Vimeo Class B Non-Voting common stock are entitled to receive, share for share, such dividends as may be declared by Vimeo's Board of Directors out of funds legally available therefor. If dividends are payable in shares of common stock, holders of shares of Vimeo Class A Voting common stock will receive shares in Vimeo Class A Voting common stock and holders of shares of Vimeo Class B Non-Voting common stock will receive shares in Vimeo Class B Non-Voting common stock. If dividends consist of other voting securities of Vimeo, Vimeo will make available to holders of Vimeo Class B Non-Voting common stock dividends consisting of non-voting securities (except as otherwise required by law) of Vimeo, which are otherwise identical to the voting securities. In the event of a liquidation, dissolution, distribution of assets or winding-up of Vimeo, the holders of shares of Vimeo Class A Voting common stock and the holders of shares of Vimeo Class B Non-Voting common stock are entitled to receive, share for share, all the assets of Vimeo available for distribution to its stockholders, after the satisfaction of all liabilities.
On April 16, 2020, Vimeo amended its certificate of incorporation to increase the total authorized number of shares of Class A Voting common stock from 75,000,000 to 150,000,000 shares and the total authorized number of Class B Non-Voting common stock from 75,000,000 to 150,000,000 shares.
At March 31, 2021, IAC held 81.0% of Vimeo's Class A Voting common stock and 97.6% of Vimeo's Class B Non-Voting common stock, or approximately 88.0% of Vimeo's total outstanding capital stock.
Description of Preferred Stock
Vimeo's Board of Directors is authorized to provide for the issuance of shares of preferred stock in series and to assign the designations, powers, preferences and rights to each such series and any qualifications, limitations or restrictions. There have been no preferred stock issuances to date.
Sale of Common Stock
In January 2021, Vimeo raised $300 million of equity capital via the sale of approximately 6.2 million shares of Vimeo Class A Voting common stock for $200 million, or $32.41 per share, at a $5.2 billion pre-money valuation, and approximately 2.8 million shares of Vimeo Class A Voting common stock for $100 million, or $35.35 per share, at a $5.7 billion pre-money valuation.

NOTE 7 — SHAREHOLDERS’ EQUITY

Description of Class A Voting Common Stock and Class B Non-Voting Common Stock

Vimeo’s Class A Voting common stock and Class B Non-Voting common stock participate in earnings on the same basis.

Except as described below, shares of Vimeo’s Class A Voting common stock and Class B Non-Voting common stock are identical.

The holders of shares of Vimeo Class A Voting common stock have the exclusive right to vote for the election of directors and for all other purposes, except as provided by law. Shares of Vimeo Class A Voting common stock have one vote per share and vote together as a single class. Holders of shares of Vimeo Class B Non-Voting common stock are not entitled to vote such shares in any proceeding or upon any matter or question at any meeting of the stockholders unless such right to vote is required by law.

The holders of shares of Vimeo Class A Voting common stock and the holders of shares of Vimeo Class B Non-Voting common stock are entitled to receive, share for share, such dividends as may be declared by Vimeo’s Board of Directors out of funds legally available therefor. If dividends are payable in shares of common stock, holders of shares of Vimeo Class A Voting common stock will receive shares in Vimeo Class A Voting common stock and holders of shares of Vimeo Class B Non-Voting common stock will receive shares in Vimeo Class B Non-Voting common stock. If dividends consist of other voting securities of Vimeo, Vimeo will make available to holders of Vimeo Class B Non-Voting common stock dividends consisting of non-voting securities (except as otherwise required by law) of Vimeo which are otherwise identical to the voting securities. In the event of a liquidation, dissolution, distribution of assets or winding-up of Vimeo, the holders of shares of Vimeo Class A Voting common stock and the holders of shares of Vimeo Class B Non-Voting common stock are entitled to receive, share for share, all the assets of Vimeo available for distribution to its stockholders, after the satisfaction of all liabilities.

On April 16, 2020, Vimeo amended its certificate of incorporation to increase the total authorized number of shares of Class A Voting common stock from 75,000,000 to 150,000,000 shares and the total authorized number of Class B Non-Voting common stock from 75,000,000 to 150,000,000 shares.

At December 31, 2020, IAC held 89.7% of Vimeo’s Class A Voting common stock and 97.6% of Vimeo’s Class B Non-Voting common stock, or 93.2% of Vimeo’s total outstanding capital stock.

Description of Preferred Stock

Vimeo’s Board of Directors is authorized to provide for the issuance of shares of preferred stock in series and to assign the designations, powers, preferences and rights to each such series and any qualifications, limitations or restrictions. There have been no preferred stock issuances to date.

Sale of Common Stock

On November 10, 2020, Vimeo raised $150.0 million of equity capital via the sale of approximately 8.7 million shares of Class A Voting common stock at a price of $17.33 per share, based on an enterprise value of approximately $2.75 billion. See “Note 16 — Subsequent Events” for a discussion of additional sales of Class A Voting common stock in 2021.